Related Party Transactions - Summary of Detailed Information About Additional Information of Transactions With Related Parties (Parenthetical) (Detail) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Unrealized gain (loss) on investments	$ 545.2	$ 336.4
AMTD Digital [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest in subsidiary		14.40%
AMTD Assets Alpha Group [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest in subsidiary	19.90%